Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-term debt, gross	$ 98,056,591	$ 103,681,591
Less: Current portion	(21,990,000)	(12,275,000)
Long-term portion	76,066,591	91,406,591
Deferred charges, current portion	253,235	265,735
Deferred charges, long-term portion	415,666	537,314
Long-term bank loans, current portion net of deferred charges	21,736,765	12,009,265
Long-term bank loans, long-term portion net of deferred charges	75,650,925	90,869,277
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	26,250,000	27,500,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	11,120,000	11,600,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term debt, gross	15,300,000	16,200,000
Blessed Luck Shipowners [Member]
Long-term debt, gross	1,470,000	1,915,000
Molyvos Shipping Ltd/Santa Cruz Shipowners Ltd [Member]
Long-term debt, gross	10,325,000	11,375,000
Yannis Navigation and Troboni Shipping Loan [Member]
Long-term debt, gross	13,000,000	13,500,000
Christos Ultra LP. / Maria Ultra LP [Member]
Long-term debt, gross	17,000,000	18,000,000
Aristeidis Shipping Ltd [Member]
Long-term debt, gross	$ 3,591,591	$ 3,591,591